Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP, 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	22-3086739
Plan Number	005
Participant Loan, Current Value	$ 28,013,120
Total, Current Value	1,245,094,902
COMMON COLLECTIVE TRUST FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	1,000,596,721
MUTUAL FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	150,313,636
BROKERAGE ACCOUNT
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	5,380,583
Investment, Identifier [Axis]: Common Collective Trust Funds, GALLIARD STABLE RETURN FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	84,516,212
Investment, Identifier [Axis]: Common Collective Trust Funds, NORTHERN TRUST S&P 500 INDEX LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	229,143,536
Investment, Identifier [Axis]: Common Collective Trust Funds, PIMCO TOTAL RETURN COLLECTION TRUST FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	16,794,897
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA GLOBAL CAP EQUITY EX-US LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	24,583,031
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2025 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	49,061,300
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2030 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	76,122,878
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2035 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	90,757,247
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2040 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	86,691,634
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2045 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	93,624,455
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2050 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	84,362,586
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2055 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	62,253,443
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2060 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	35,084,640
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2065 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	20,400,029
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT 2070 LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	1,175,944
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA TARGET RETIREMENT INCOME LENDING FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	27,597,080
Investment, Identifier [Axis]: Common Collective Trust Funds, SSGA U.S. BOND INDEX LENDING SERIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	18,427,809
Investment, Identifier [Axis]: MUTUAL FUNDS, COHEN & STEERS REAL ESTATE SECURITIES FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	1,100,322
Investment, Identifier [Axis]: MUTUAL FUNDS, DODGE & COX INTERNATIONAL STOCK FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	32,650,767
Investment, Identifier [Axis]: MUTUAL FUNDS, FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	5,991,597
Investment, Identifier [Axis]: MUTUAL FUNDS, VANGUARD MID-CAP INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	36,251,367
Investment, Identifier [Axis]: MUTUAL FUNDS, VANGUARD SMALL-CAP INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	4,506,047
Investment, Identifier [Axis]: MUTUAL FUNDS, VANGUARD STRATEGIC EQUITY FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, Current Value	$ 69,813,536